Significant capital and funding transactions - Summary of Common Shares Issued (Parenthetical) (Detail) - CAD ($) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended
	Apr. 30, 2022	Apr. 30, 2022
Disclosure of classes of share capital [line items]
Book value of shares purchased for cancellation	$ 1,892	$ 3,106
Common shares [member]
Disclosure of classes of share capital [line items]
Fair value of shares purchased for cancellation	1,892	3,106
Book value of shares purchased for cancellation	$ 171	$ 282
Average cost of shares purchased for cancellation	$ 138.04	$ 137.57
Average book value of shares purchased for cancellation	$ 12.46	$ 12.46